UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund
February 28, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Franklin New York Tax-Free Income
Fund’s fiscal year-end was changed to February 28.
Management believes changing the Fund’s fiscal year-end
to align with other funds overseen by the same board will
streamline the report review process. The following annual
report covers the shortened fiscal year for the transitional nine-month period between the Fund’s prior fiscal year-end,
May 31, 2021, and February 28, 2022. During this period,
the U.S. economy continued to recover from the COVID-19
pandemic amid declining unemployment, growing wages
and business confidence. Growth persisted in 2021’s second
half as the reopening of businesses, widespread COVID-19
vaccinations and federal assistance programs continued
to boost consumer spending. Inflation increased during the
reporting period due to increased demand for goods amid
supply-chain bottlenecks. Investors became concerned that
new, swiftly spreading COVID-19 variants could hinder the
economic recovery, and although growth slowed in 2021’s
third quarter, it accelerated in the fourth quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage continued U.S. economic activity,
held the federal funds rate unchanged at 0.25%, and it
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve began decreasing
its asset purchases in November, accelerated its tapering in
December, and indicated in January that conditions would
soon be appropriate to raise the federal funds rate given
employment gains and persistent high inflation, which should result in higher short-term rates.
During the nine-month period, municipal bonds, as
measured by the Bloomberg Municipal Bond Index, posted a
-2.38% cumulative total return.
1
After benefiting from strong
demand earlier in the period, by the end of 2021 and into
2022, municipal bond valuations declined amid increased
U.S. Treasury bond volatility influenced by anticipation of
tighter monetary policy. However, municipal bond issuers
benefited from direct fiscal support from the U.S. government and from the reopening of businesses, leading to increased
consumer spending despite the ongoing uncertainty
surrounding COVID-19.
Franklin New York Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate in value, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin New York Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2022, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin New York Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 24
Notes to Financial Statements 28
Report of Independent Registered
Public Accounting Firm 37
Tax Information 38
Board Members and Officers 39
Shareholder Information 44
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin New York Tax-Free Income Fund
As approved by the Board of Trustees at a meeting held
on December 9, 2021, Franklin New York Tax-Free Income
Fund’s fiscal year-end was changed to February 28. This
annual report for Franklin New York Tax-Free Income Fund
covers the shortened fiscal year for the transitional nine-
month period between the Fund’s prior fiscal year-end, May
31, 2021, and February 28, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.

The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.38 on May 31, 2021, to $10.83
on February 28, 2022. The Fund’s Class A shares paid
dividends totaling 18.8340 cents per share for the reporting period.

The Performance Summary beginning on page 5
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.78% based on an
annualization of February’s 1.6661 cents per share dividend
and the maximum offering price of $11.25 on February 28,
2022. An investor in the 2022 maximum combined federal
and New York State and City personal income tax bracket of
55.58% (including 3.80% Medicare tax) would need to earn
a distribution rate of 4.01% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the nine months ending February 28, 2022,
COVID-19 and its variants continued to be the main driver
of market forces. First, the Delta variant during the summer and then, the Omicron variant toward the end of 2021,
caused COVID-19 daily new case rates to reach new highs.
Although adjusting some social distancing requirements,
health authorities broadly resisted returning to the general lockdowns seen at the beginning of the pandemic, thereby
tempering the overall economic blow to local economies.
The U.S. Federal Reserve announced its intention to tighten
monetary policy beginning in 2022, which caused U.S.
Treasury (UST) yields to move higher.
Strong demand pushed ratios of 30-year municipal bonds
(munis) versus UST yields in June 2021 to all-time lows.
At the end of 2021 and into 2022, munis performed poorly
after fund flows turned negative as investors retreated from the muni market amid increased UST volatility. Muni issuer
fundamentals remained strong as they have benefited from
fiscal support and the reopening of businesses, leading
to increased consumer spending despite the ongoing
uncertainty surrounding COVID-19.
For the nine-month period, U.S. fixed income sectors
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +5.12%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted a
-2.38% total return.
3
In comparison, USTs, as measured by
the Bloomberg U.S. Treasury Index, posted a -1.66% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Bond Index, posted a
-3.54% total return.

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
14
.

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
State Update
During the nine-month period, New York’s economy
continued its relatively slow recovery from the COVID-
19-induced economic downturn. New York City was
hit disproportionately hard by the pandemic, and the
employment levels in the state, which generates above-
average income and wealth levels, remained lower than pre-
pandemic levels. New York’s unemployment rate began the
period at 7.4% and ended at 4.9%, compared with the 3.8%
national rate. Better-than-expected revenue collections, new taxes and federal resources erased a projected fiscal year
2022 budget gap, allowing increased school aid, recovery
initiatives and higher Medicaid enrollments. New York’s
net tax-supported debt was high at $3,614 per capita and
4.8% of personal income, compared to the $1,039 and 1.9%
national medians, respectively.

Independent credit rating
agency Moody’s Investors Service maintained New York’s
general obligations bonds’ Aa2 rating and revised the outlook from stable to positive.
5
Moody’s rating reflected its view of
the state’s large and diverse economy, sound fund balance
and liquidity and moderate leverage. According to Moody’s,
challenges facing the state include risks associated with
the state-run Metropolitan Transit Authority, high costs for the state’s large Medicaid program and revenue volatility.
Moody’s revision of its outlook from stable to positive
reflects improved finances given federal aid and better-than-
expected tax revenues.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in the
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
The combination of our value-oriented philosophy of
investing primarily for income and a positive-sloping
municipal yield curve, in which interest rates for longer-term bonds are higher than those for shorter-term bonds, led
us to favor longer-term bonds during the reporting period.
Consistent with our strategy, we sought to remain close
to fully invested in bonds ranging from 20 to 30 years in
maturity with good call features. In line with our relative
value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles
designed to leverage the portfolio. During the period, the
Fund had no exposure to inverse floaters or any other form
of leverage. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/22
% of Total
Investments*
**
Special Tax 22.35%
Transportation 16.09%
Utilities 14.93%
Education 9.64%
Industrial Dev. Revenue and Pollution Control 8.73%
Housing 7.65%
Health Care 6.29%
Local 5.81%
Lease 4.08%
Other Revenue Bonds 2.81%
Refunded 1.19%
State General Obligation 0.43%
4. Source: Moody’s Investors Service, State government – US: Medians – State debt rose 2.5% in 2020, spurred by pandemic-linked borrowing, 6/14/21.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2022
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
9-Month -3.25% -6.87%
1-Year -0.76% -4.48%
5-Year +11.28% +1.38%
10-Year +24.29% +1.81%
Advisor
9-Month -3.15% -3.15%
1-Year -0.60% -0.60%
5-Year +12.41% +2.37%
10-Year +26.34% +2.37%
Share Class
Distribution
Rate

Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.78% 4.01% 1.32% 2.97%
Advisor 2.07% 4.66% 1.62% 3.65%
See page 7 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/12–2/28/22)
Advisor Class
(3/1/12–2/28/22)

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February’s dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/22.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/21 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(6/1/21–2/28/22)
Share Class
Net Investment
Income
A $0.188340
A1 $0.201110
C $0.154118
R6 $0.215107
Advisor $0.209657
Total Annual Operating Expenses
9
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/21
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
Ending
Account
Value 2/28/22
Expenses
Paid During
Period
9/1/21–2/28/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $960.40 $4.13 $1,020.58 $4.26 0.85%
A1 $1,000 $962.00 $3.41 $1,021.32 $3.51 0.70%
C $1,000 $958.40 $6.07 $1,018.60 $6.26 1.25%
R6 $1,000 $962.10 $2.48 $1,022.27 $2.56 0.51%
Advisor $1,000 $961.60 $2.92 $1,021.82 $3.01 0.60%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $11.38 $11.09 $11.10 $10.75
Income from investment operations
c
:
Net investment income
d
...................................... 0.19 0.28 0.29 0.24
Net realized and unrealized gains (losses) ........................ (0.55) 0.29 (0.01) 0.34
Total from investment operations ................................. (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income ....................................... (0.19) (0.28) (0.29) (0.23)
Net asset value, end of period ................................... $10.83 $11.38 $11.09 $11.10
Total return
e
................................................ (3.25)% 5.15% 2.51% 5.46%
Ratios to average net assets
f
Expenses
g
................................................. 0.82% 0.78% 0.78% 0.78%
Net investment income ........................................ 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets, end of period (000’s) ................................. $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate ......................................... 11.94% 12.15% 21.27% 19.78%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repur-
chases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.39 $11.10 $11.10 $10.86 $11.20 $11.54
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.30 0.31 0.35 0.37 0.39
Net realized and unrealized gains (losses) (0.55) 0.28 (0.01) 0.25 (0.34) (0.33)
Total from investment operations ........ (0.35) 0.58 0.30 0.60 0.03 0.06
Less distributions from:
Net investment income .............. (0.20) (0.29) (0.30) (0.36) (0.37) (0.40)
Net asset value, end of period .......... $10.84 $11.39 $11.10 $11.10 $10.86 $11.20
Total return
d
....................... (3.13)% 5.31% 2.75% 5.67% 0.26% 0.52%
Ratios to average net assets
e
Expenses ......................... 0.67%
f
0.63%
f
0.63%
f
0.63%
f
0.64% 0.61%
Net investment income ............... 2.36% 2.63% 2.74% 3.24% 3.33% 3.45%
Supplemental data
Net assets, end of period (000’s) ........ $2,514,275 $2,775,454 $2,902,606 $3,192,168 $3,421,773 $3,892,131
Portfolio turnover rate ................ 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022
b
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repur-
chases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.38 $11.08 $11.09 $10.85 $11.19 $11.52
Income from investment operations
b
:
Net investment income
c
............. 0.15 0.24 0.24 0.29 0.31 0.33
Net realized and unrealized gains (losses) (0.56) 0.29 (0.01) 0.25 (0.34) (0.33)
Total from investment operations ........ (0.41) 0.53 0.23 0.54 (0.03) —
Less distributions from:
Net investment income .............. (0.15) (0.23) (0.24) (0.30) (0.31) (0.33)
Net asset value, end of period .......... $10.82 $11.38 $11.08 $11.09 $10.85 $11.19
Total return
d
....................... (3.62)% 4.83% 2.10% 5.10% (0.31)% 0.04%
Ratios to average net assets
e
Expenses ......................... 1.22%
f
1.18%
f
1.18%
f
1.18%
f
1.19% 1.16%
Net investment income ............... 1.82% 2.10% 2.19% 2.69% 2.78% 2.90%
Supplemental data
Net assets, end of period (000’s) ........ $129,772 $202,215 $257,275 $332,093 $506,155 $614,981
Portfolio turnover rate ................ 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repur-
chases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Period Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $11.41 $11.11 $11.12 $10.88 $11.15
Income from investment operations
c
:
Net investment income
d
......................... 0.21 0.31 0.32 0.36 0.33
Net realized and unrealized gains (losses) ........... (0.55) 0.30 (0.01) 0.25 (0.32)
Total from investment operations .................... (0.34) 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income .......................... (0.22) (0.31) (0.32) (0.37) (0.28)
Net asset value, end of period ...................... $10.85 $11.41 $11.11 $11.12 $10.88
Total return
e
................................... (3.10)% 5.54% 2.80% 5.80% 0.13%
Ratios to average net assets
f
Expenses ..................................... 0.50%
g
0.50%
g
0.50%
g
0.50%
g,h
0.50%
h
Net investment income ........................... 2.52% 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets, end of period (000’s) .................... $97,268 $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate ............................ 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repur-
chases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Period Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.40 $11.10 $11.11 $10.87 $11.21 $11.55
Income from investment operations
b
:
Net investment income
c
............. 0.21 0.31 0.32 0.36 0.38 0.40
Net realized and unrealized gains (losses) (0.56) 0.29 (0.02) 0.25 (0.34) (0.33)
Total from investment operations ........ (0.35) 0.60 0.30 0.61 0.04 0.07
Less distributions from:
Net investment income .............. (0.21) (0.30) (0.31) (0.37) (0.38) (0.41)
Net asset value, end of period .......... $10.84 $11.40 $11.10 $11.11 $10.87 $11.21
Total return
d
....................... (3.15)% 5.50% 2.76% 5.77% 0.35% 0.61%
Ratios to average net assets
e
Expenses ......................... 0.57%
f
0.53%
f
0.53%
f
0.53%
f
0.54% 0.51%
Net investment income ............... 2.46% 2.73% 2.84% 3.34% 3.43% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $277,600 $287,411 $266,050 $220,727 $240,101 $312,544
Portfolio turnover rate ................ 11.94% 12.15% 21.27% 19.78% 10.58% 17.44%
a
For the period June 1, 2021 to February 28, 2022
b
The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the timing of sales and repur-
chases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Statement of Investments, February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 5,800,000 $ 5,819,570
Florida 0.7%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 18,760,000 18,404,498
Kingdom Development Obligated Group, Revenue, 2021 A-2, 5.5%, 12/01/30 ..... 3,020,000 2,915,387
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 3,571,717
24,891,602
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 10,788,240
Illinois 1.1%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,743,579
b
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 7,409,491
b
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 10,800,173
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 5,519,555
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,853,974
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,355,473
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 2,972,226
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,918,159
38,572,630
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,604,950
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,000,000 2,345,374
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,923,543
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 5,380,527
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,650,965
13,905,359
New York 93.7%
Albany Capital Resource Corp. , Equitable School Revolving Fund LLC Obligated
Group , Revenue , 2021 D , 4% , 11/01/46 ................................. 2,000,000 2,216,016
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 19,600,428
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,613,351
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,566,427
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,731,628
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,641,990
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 1,231,713
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 1,545,000 1,516,212
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/50 ........................................ 5,500,000 5,335,134
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,080,239
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,064,147
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,675,267

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Build NYC Resource Corp. , Academic Leadership Charter School , Revenue , 2021 , 4% ,
6/15/36 ......................................................... $ 400,000 $ 435,274
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,362,532
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,545,550
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,567
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,036
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 10,865,475
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 22,733,169
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,005,090
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,399,626
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,297,914
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,648,055
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,966,046
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,291,446
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 18,996,319
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 8,773,995
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 14,558,979
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,005,250
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 11,651,068
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 11,055,508
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 11,838,946
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 5,955,968
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,358,309
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 27,682,086
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 209,108
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 220,822
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 298,319
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 219,361
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 219,122
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 273,456
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 273,325
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 109,025
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 108,916
Health Quest Systems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 11,938,583
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 2,037,634
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 3,000,000 3,197,599
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,779,440
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,256,417
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,434,609
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,003,019
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 652,558
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 809,985
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 706,899
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,879,888
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 22,933,418
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 14,739,917
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,154,246
Long Island Power Authority ,
Revenue, 2012 A, 5%, 9/01/42 ........................................ 500,000 510,039
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,420,691
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 5,693,354
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,345,009

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority, (continued)
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... $ 18,000,000 $ 20,379,458
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,930,038
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 21,697,837
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,842,996
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,303,978
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,998,484
Revenue, 2012 C, 5%, 11/15/31 ....................................... 10,000,000 10,259,303
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 10,946,676
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,561,612
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,493,753
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,272,314
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 10,809,566
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,496,717
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,727,933
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,482,448
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 20,721,421
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 11,577,072
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,778,889
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 7,168,716
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 21,292,822
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,291,311
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 8,726,020
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 11,548,084
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,461,489
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 1,000,000 1,079,502
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,000,000 4,307,140
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,461,357
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 34,804,957
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 7,030,158
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,816,212
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 15,653,238
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 16,731,540
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,241,978
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 9,371,884
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,419,446
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,204,017
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,688,179
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,266,282
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,646,605
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,220,730
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,975,225
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 44,445,000 48,630,822
New York City ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 26,294,719
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 38,348,328
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 24,171,177
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 44,424,362
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 17,799,318
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 32,980,995
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 10,984,702
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,127,178

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... $ 610,000 $ 767,741
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 793,729
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 842,780
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 573,785
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 616,719
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 647,256
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 404,029
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 428,059
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,113,724
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 975,946
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,284,284
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 2,034,838
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 990,411
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 52,028,627
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,890,000 9,736,514
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 4,922,404
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 8,960,024
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 4,915,176
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 9,724,770
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,201,093
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 20,109,395
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,072,735
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 12,446,400
Building Aid, Revenue, 2020 S-1, 4%, 7/15/43 ............................ 11,800,000 13,024,735
Building Aid, Revenue, 2020 S-1, 4%, 7/15/44 ............................ 12,275,000 13,528,118
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 46,834,591
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 18,128,375
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/39 ...................... 24,135,000 25,722,769
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/40 ...................... 18,300,000 19,493,151
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 10,115,000 10,972,794
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,990,039
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 10,984,025
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 15,095,468
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,545,524
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 4,998,674
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,794,561
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 6,175,868
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 20,209,735
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,179,347
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,892,132
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,311,496
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,180,733
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,684,435
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 17,273,801
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,029,200
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 112,680,585
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 36,904,982
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 4,955,589
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ...........
20,000,000 22,193,454
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,984,615

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... $ 300,000 $ 301,255
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,163
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,227
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,378
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,614
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,800,582
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 2,319,477
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 1,373,639
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 1,366,397
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 2,359,441
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 6,066,527
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,824,618
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,669,462
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,135,738
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,920,481
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 1,104,344
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 575,528
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 440,598
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,288,433
b
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 386,784
b
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 361,643
b
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 269,069
b
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 325,035
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 5,454,576
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,000,000 1,155,153
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 1,500,000 1,617,718
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 10,770,000 11,568,976
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,636,406
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 424,564
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 9,592,604
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 737,400
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,486,898
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,797,657
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,806,189
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,467,045
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,835,444
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 60,512,305
Northwell Health Obligated Group, Revenue, 2009 B, 5%, 5/01/39 ............. 10,000,000 10,066,489
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 12,083,665
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,193,232
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,081,636
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,080,677
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,827,960
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 3,905,776
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 35,100,000 38,698,192
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,420,000 11,463,726
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 4,162,057
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 7,802,805
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 9,250,000 10,376,523
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,187,026
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,523,191
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,852,157
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,086,738
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,205,393

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... $ 6,250,000 $ 6,947,698
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 242,124
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 830,484
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,533,313
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,206,423
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 9,545,739
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,751,233
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,748,675
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 5,850
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 10,274,059
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 11,843
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 10,928,655
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 17,764
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 14,398,183
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 5,317,619
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,921
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,660
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 21,787,908
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 11,840,418
State of New York Personal Income Tax, Revenue, 2019 A, Refunding, 4%, 3/15/49 10,000,000 10,954,010
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/31 ................. 15,685,000 16,815,799
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 39,710,396
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 14,089,301
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 11,714,711
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 11,425,197
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 28,008,577
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 35,957,696
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 11,508,142
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 11,497,756
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 17,883,914
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 7,332,413
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 27,722,820
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 11,070,688
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,909,194
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 18,346,235
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 23,407,253
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,050,984
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/28 ............ 4,000,000 4,035,496
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/29 ............ 3,000,000 3,026,622
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/30 ............ 1,000,000 1,008,874
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,311,363
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,731,054
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,305,882
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,151,847
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 3,750,000 4,290,832

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... $ 4,000,000 $ 4,722,776
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 5,065,714
State University of New York Dormitory Facilities, Revenue, 2018 A, Refunding, 5%,
7/01/48 ........................................................ 13,925,000 16,359,151
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 4,278,332
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,324,792
b
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 4,670,000 5,174,980
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,258,891
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 32,652,816
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 9,656,028
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 14,200,258
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 8,938,949
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,013,742
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,528,729
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 12,000,000 13,064,298
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,163,752
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 43,347,792
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,031,762
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,490,034
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 10,970,164
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 27,929,712
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 17,561,380
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 9,926,632
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 11,836,344
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 3,000,000 3,286,796
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 9,400,000 10,991,584
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 3,540,000 4,083,382
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 28,407,131
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 2,340,841
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 6,515,105
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 21,407,106
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 233,017
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 407,662
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 320,451
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 426,777
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 426,373
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 2,155,000 2,288,565
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 960,874
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/37 ... 2,000,000 2,346,400
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/38 ... 2,000,000 2,343,664
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 8,686,700
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 6,769,579
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 10,300,000 11,128,303
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 4,388,363
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 219,519
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 267,259
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 540,466
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 959,737
b
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 854,038

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp., (continued)
b
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. $ 315,000 $ 341,093
b
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 377,566
b
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 509,141
b
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 564,993
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 6,014,274
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 13,270,902
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,520,605
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,081,352
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 11,559,925
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 12,941,759
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 8,641,691
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 13,803,232
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 11,104,729
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 6,086,301
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 29,578,605
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 30,819,718
Revenue, Two Hundred Fourteen, 4%, 9/01/38 ............................ 7,110,000 7,741,812
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,487,751
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,994,671
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,532,386
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 355,000 428,925
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 830,000 1,001,735
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 350,000 421,943
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 385,000 463,127
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 350,000 420,498
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 350,000 419,339
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 700,000 836,547
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 400,000 476,538
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 28,121,960
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,719,228
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,868,806
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,710,439
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,624,893
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,706,954
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,393,985
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 1,112,797
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,627,481
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,569,014
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,482,247
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 4,857,106
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 5,319,914
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4% , 7/01/35 ................................. 735,000 807,417
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 823,000
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 3,798,351
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,225,835
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,555,360
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 11,055,000 12,891,943

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Triborough Bridge & Tunnel Authority, (continued)
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. $ 5,750,000 $ 6,674,299
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 15,026,677
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 24,605,647
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 21,222,406
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 10,701,402
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,098,752
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 113,332
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 181,140
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 203,572
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 316,333
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,481,459
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 5,000,000 6,084,233
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,029,223
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,684,483
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,137,825
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,410,285
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 22,593,894
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 11,232,615
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 38,521,526
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,552,466
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 11,744,292
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,972,444
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,555,132
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,499,319
3,210,945,342
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 6,456,679
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 6,449,473
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 5,586,417
18,492,569
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,100,000 8,441,918
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 10,032,248
18,474,166
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 6,454,909
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 6,262,843
Affordable Housing Preservation Corp. (The), Revenue, 144A, 2021, 5.25%,
12/01/22 ....................................................... 23,600,000 23,491,423
29,754,266

Franklin New York Tax-Free Income Fund
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 36 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 1,050,000 $ 1,111,932
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 145,000 151,919
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 200,000 208,976
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,005,000 1,063,235
2,536,062
Total U.S. Territories .................................................................... 2,536,062
Total Municipal Bonds (Cost $3,228,719,821) ...................................
3,380,634,715
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
New York 0.3%
c
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.08% , 4/01/36 ................................................... 4,600,000 4,600,000
c
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.06% , 1/01/34 4,000,000 4,000,000
c
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.08% , 8/01/42 .......... 600,000 600,000
c
Triborough Bridge & Tunnel Authority , Revenue , 2001 C , Refunding , LOC State Street
Bank & Trust Co. , Daily VRDN and Put , 0.06% , 1/01/32 ..................... 2,300,000 2,300,000
11,500,000
Total Municipal Bonds (Cost $11,500,000) ......................................
11,500,000
Total Short Term Investments (Cost $11,500,000 ) ................................
11,500,000
a
Total Investments (Cost $3,240,219,821) 98.9% ..................................
$3,392,134,715
Other Assets, less Liabilities 1.1% .............................................
36,188,805
Net Assets 100.0% ...........................................................
$3,428,323,520
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $85,389,729, representing 2.5% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $3,240,219,821
Value - Unaffiliated issuers .................................................................. $3,392,134,715
Cash .................................................................................... 31,032,048
Receivables:
Investment securities sold ................................................................... 11,558,074
Capital shares sold ........................................................................ 4,477,024
Interest ................................................................................. 37,727,237
Total assets .......................................................................... 3,476,929,098
Liabilities:
Payables:
Investment securities purchased .............................................................. 41,050,181
Capital shares redeemed ................................................................... 4,089,271
Management fees ......................................................................... 1,305,647
Distribution fees .......................................................................... 337,806
Transfer agent fees ........................................................................ 674,361
Trustees' fees and expenses ................................................................. 360
Distributions to shareholders ................................................................. 834,174
Accrued expenses and other liabilities ........................................................... 313,778
Total liabilities ......................................................................... 48,605,578
Net assets, at value ................................................................. $3,428,323,520
Net assets consist of:
Paid-in capital ............................................................................. $3,612,918,483
Total distributable earnings (losses) ............................................................. (184,594,963)
Net assets, at value ................................................................. $3,428,323,520

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $409,408,944
Shares outstanding ........................................................................ 37,804,824
Net asset value per share
a
.................................................................. $10.83
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.25
Class A1:
Net assets, at value ....................................................................... $2,514,274,579
Shares outstanding ........................................................................ 232,006,829
Net asset value per share
a
.................................................................. $10.84
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.26
Class C:
Net assets, at value ....................................................................... $129,771,639
Shares outstanding ........................................................................ 11,988,837
Net asset value and maximum offering price per share
a
............................................. $10.82
Class R6:
Net assets, at value ....................................................................... $97,268,299
Shares outstanding ........................................................................ 8,963,871
Net asset value and maximum offering price per share ............................................. $10.85
Advisor Class:
Net assets, at value ....................................................................... $277,600,059
Shares outstanding ........................................................................ 25,598,581
Net asset value and maximum offering price per share ............................................. $10.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Operations
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income
Fund
Period Ended
February 28, 2022
a
Year Ended
May 31, 2021
Investment income:
Interest:
Unaffiliated issuers ....................................................... $82,518,303 $123,290,269
Expenses:
Management fees (Note 3 a ) .................................................. 12,394,670 17,190,027
Distribution fees: (Note 3c )
    Class A ............................................................... 760,314 847,180
    Class A1 .............................................................. 2,012,145 2,849,119
    Class C ............................................................... 771,224 1,457,316
Transfer agent fees: (Note 3e )
    Class A ............................................................... 297,394 209,795
    Class A1 .............................................................. 1,927,014 1,762,935
    Class C ............................................................... 108,398 138,661
    Class R6 .............................................................. 21,874 20,661
    Advisor Class ........................................................... 208,463 170,754
Custodian fees (Note 4 ) ..................................................... 26,076 8,855
Reports to shareholders fees ................................................. 114,404 159,458
Registration and filing fees ................................................... 52,635 54,630
Professional fees .......................................................... 142,773 88,461
Trustees' fees and expenses ................................................. 24,178 61,083
Other ................................................................... 151,083 245,824
Total expenses ........................................................ 19,012,645 25,264,759
Expense reductions (Note 4 ) .............................................. (5,619) (19,932)
Expenses waived/paid by affiliates (Note 3f) ................................... (244) —
Net expenses ........................................................ 19,006,782 25,244,827
Net investment income ............................................... 63,511,521 98,045,442
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 9,482,556 10,489,531
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (186,367,683) 88,218,919
Net realized and unrealized gain (loss) ........................................... (176,885,127) 98,708,450
Net increase (decrease) in net assets resulting from operations ......................... $(113,373,606) $196,753,892
a
For the period June 1, 2021 to February 28, 2022.

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin New York Tax-Free Income Fund
Period Ended
February 28, 2022
a
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $63,511,521 $98,045,442 $105,736,411
Net realized gain (loss) .............................. 9,482,556 10,489,531 (29,528,230)
Net change in unrealized appreciation (depreciation) ........ (186,367,683) 88,218,919 23,994,576
Net increase (decrease) in net assets resulting from
operations ................................... (113,373,606) 196,753,892 100,202,757
Distributions to shareholders:
Class A .......................................... (6,701,575) (8,335,379) (6,354,428)
Class A1 ......................................... (47,353,274) (74,606,389) (83,758,381)
Class C .......................................... (2,145,580) (4,659,740) (6,360,339)
Class R6 ......................................... (1,812,928) (2,247,204) (1,991,077)
Advisor Class ..................................... (5,302,489) (7,487,320) (6,654,967)
Total distributions to shareholders ....................... (63,315,846) (97,336,032) (105,119,192)
Capital share transactions: (Note 2 )
Class A .......................................... 62,893,246 67,323,579 114,517,038
Class A1 ......................................... (131,233,087) (202,647,193) (286,520,580)
Class C .......................................... (65,737,108) (61,212,277) (74,453,481)
Class R6 ......................................... 12,402,469 15,710,771 9,770,409
Advisor Class ..................................... 4,464,755 14,145,907 45,428,045
Total capital share transactions ......................... (117,209,725) (166,679,213) (191,258,569)
Net increase (decrease) in net assets ................ (293,899,177) (67,261,353) (196,175,004)
Net assets:
Beginning of period .................................. 3,722,222,697 3,789,484,050 3,985,659,054
End of period ....................................... $3,428,323,520 $3,722,222,697 $3,789,484,050
a
For the period June 1, 2021 to February 28, 2022.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The Fund’s fiscal year end was changed to February 28
effective February 28, 2022. As a result, the Fund had
a shortened fiscal year covering the transitional period
between the Fund’s prior fiscal year end May 31, 2021 and
February 28, 2022.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board,
the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation
Committee (VC). The Fund may utilize independent pricing
services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Period Ended
February 28, 2022
a
Shares Amount
Class A Shares:
Shares sold
b
................................... 9,635,952 $109,032,424
Shares issued in reinvestment of distributions .......... 537,304 6,042,564
Shares redeemed ............................... (4,638,156) (52,181,742)
Net increase (decrease) .......................... 5,535,100 $62,893,246
Class A1 Shares:
Shares sold ................................... 2,979,287 $33,683,650
Shares issued in reinvestment of distributions .......... 3,540,512 39,875,109
Shares redeemed ............................... (18,146,391) (204,791,846)
Net increase (decrease) .......................... (11,626,592) $(131,233,087)
Class C Shares:
Shares sold ................................... 657,608 $7,439,062
Shares issued in reinvestment of distributions .......... 184,968 2,084,408
Shares redeemed
b
.............................. (6,627,330) (75,260,578)
Net increase (decrease) .......................... (5,784,754) $(65,737,108)
Class R6 Shares:
Shares sold ................................... 2,060,757 $23,326,093
Shares issued in reinvestment of distributions .......... 147,241 1,658,860
Shares redeemed ............................... (1,115,397) (12,582,484)
Net increase (decrease) .......................... 1,092,601 $12,402,469
Advisor Class Shares:
Shares sold ................................... 4,206,553 $47,408,171
Shares issued in reinvestment of distributions .......... 429,158 4,835,354
Shares redeemed ............................... (4,249,695) (47,778,770)
Net increase (decrease) .......................... 386,016 $4,464,755
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
b
................................... 10,225,116 $115,157,298 14,011,497 $155,995,526
Shares issued in reinvestment of distributions .......... 658,208 7,411,579 530,033 5,913,681
Shares redeemed ............................... (4,909,448) (55,245,298) (4,285,315) (47,392,169)
Net increase (decrease) .......................... 5,973,876 $67,323,579 10,256,215 $114,517,038

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
Year Ended
May 31, 2021
Year Ended
May 31, 2020
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 4,477,108 $50,496,809 6,825,926 $76,138,397
Shares issued in reinvestment of distributions .......... 5,464,248 61,556,416 6,238,602 69,686,416
Shares redeemed ............................... (27,907,561) (314,700,418) (38,948,870) (432,345,393)
Net increase (decrease) .......................... (17,966,205) $(202,647,193) (25,884,342) $(286,520,580)
Class C Shares:
Shares sold ................................... 1,647,201 $18,546,080 3,447,571 $38,552,600
Shares issued in reinvestment of distributions .......... 390,015 4,387,765 521,529 5,818,140
Shares redeemed
b
.............................. (7,479,928) (84,146,122) (10,698,105) (118,824,221)
Net increase (decrease) .......................... (5,442,712) $(61,212,277) (6,729,005) $(74,453,481)
Class R6 Shares:
Shares sold ................................... 2,467,998 $27,856,052 2,366,953 $26,384,934
Shares issued in reinvestment of distributions .......... 192,893 2,176,401 178,031 1,991,044
Shares redeemed ............................... (1,269,455) (14,321,682) (1,703,636) (18,605,569)
Net increase (decrease) .......................... 1,391,436 $15,710,771 841,348 $9,770,409
Advisor Class Shares:
Shares sold ................................... 5,912,957 $66,693,342 8,868,766 $98,228,998
Shares issued in reinvestment of distributions .......... 591,822 6,673,229 529,242 5,911,567
Shares redeemed ............................... (5,253,825) (59,220,664) (5,302,476) (58,712,520)
Net increase (decrease) .......................... 1,250,954 $14,145,907 4,095,532 $45,428,045
a
For the period June 1, 2021 to February 28, 2022.
b
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:
For the period ended February 28, 2022, the annualized gross effective investment management fee rate was 0.455% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $24,815
CDSC retained .............................................................................. $16,032
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2022, the Fund paid transfer agent fees of $2,563,143, of which $873,766 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until September 30, 2022.
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until September 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended February 28, 2022, these purchase and sale transactions aggregated $109,816,108 and $102,134,914, respectively, with net realized losses of
$(601,390).
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2022, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2022, the capital loss carryforwards were as follows:
During the period ended  February 28, 2022, the Fund utilized $10,345,453 of capital loss carryforwards.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $84,247,573
Long term ................................................................................ 254,545,689
Total capital loss carryforwards ............................................................... $338,793,262
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the period ended February 28, 2022 and years ended May 31, 2021 and 2020, was as follows:
At February 28, 2022, the cost of investments, net unreali zed appreciation (depreciation), undistributed tax exempt income and undistributed ordinary income for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2022, aggregated
$429,820,846 and $530,541,827, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The
2022 2021
Distributions paid from:
Tax exempt income ........................................................ $63,315,846 $97,336,032
2020
Distributions paid from:
Tax exempt income ........................................................ $105,119,192
Cost of investments .......................................................................... $3,240,911,151
Unrealized appreciation ........................................................................ $180,663,039
Unrealized depreciation ........................................................................ (29,439,475)
Net unrealized appreciation (depreciation) .......................................................... $151,223,564
Distributable earnings:
Undistributed ordinary income ................................................................... $412,460
Undistributed tax exempt income ................................................................. 3,396,440
Total distributable earnings ..................................................................... $3,808,900
5. Income Taxes
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of
Trustees.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the period ended February 28, 2022, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
8. Geopolitical Risk
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
FGIC
Financial Guaranty Insurance Co.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin New York Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Franklin New
York Tax-Free Income Fund (the “Fund”) as of February 28, 2022, the related statements of operations for the period June 1,
2021 through February 28, 2022 and year ended May 31, 2021, the statement of changes in net assets for the period June
1, 2021 through February 28, 2022 and years ended May 31, 2021 and 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the period June 1, 2021 through February 28, 2022 and year ended May 31, 2021, the changes in its net assets for the period June 1, 2021 through February 28, 2022 and years ended May 31, 2021 and 2020, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin New York Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the period ended February 28, 2022:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $63,315,846

Franklin New York Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 120 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 101 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign
Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 101 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since
2013, Trustee and
Vice President
since 1983
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional New York municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-
, three, five- and 10-year periods was below the median
of its Performance Universe. The Board considered the
income-related attributes of the Fund (such as fund name,
investment objective and/or investment strategy) and that
the evaluation of the Fund’s performance relative to its
peers on an income return basis was appropriate given the
Fund’s income-related attributes and investor expectations.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and 10
other New York municipal debt funds. The Board noted that
the Management Rate for the Fund was above the median
of its Expense Group, but its actual total expense ratio was below the median and in the first quintile (least expensive)
of its Expense Group. The Board noted that the Fund’s
Management Rate was less than one basis point higher than
the median Management Rate of its Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

Franklin New York Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1115 A 04/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $45,461 for the fiscal year ended February 28, 2022 and $43,570 for the fiscal year ended May 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,607 for the fiscal year ended February 28, 2022 and $0 for the fiscal year ended May 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $73,743 for the fiscal year ended February 28, 2022 and $29,000 for the fiscal year ended May 31, 2021. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, benchmarking services in connection with the ICI TA survey, professional fees in connection with SOC 1 Reports, and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $75,350 for the fiscal year ended February 28, 2022 and $29,000 for the fiscal year ended May 31, 2021.

(h)
The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2022

By S\CHRISTOPHER KINGS______________________

Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2022